Supplementary Oil And Gas Information (Costs Incurred) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Costs Incurred (Line Items)
Unproved oil and gas properties	$ 356	$ 314	$ 492
Proved	23	201	241
Total acquisitions	379	515	733
Exploration costs	834	355	256
Development costs	2,460	4,122	4,460
Total costs incurred	3,673	4,992	5,449
Canada [Member]
Costs Incurred (Line Items)
Unproved oil and gas properties	121	261	395
Proved	18	149	197
Total acquisitions	139	410	592
Exploration costs	201	174	58
Development costs	1,366	1,857	2,156
Total costs incurred	1,706	2,441	2,806
United States [Member]
Costs Incurred (Line Items)
Unproved oil and gas properties	235	53	97
Proved	5	52	44
Total acquisitions	240	105	141
Exploration costs	633	181	198
Development costs	1,094	2,265	2,304
Total costs incurred	$ 1,967	$ 2,551	$ 2,643